OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS

(a)	Information about Assets and Liabilities

Property, plant and equipment referred to below consist of land, buildings, equipment, mining properties subject to depletion and mining properties not subject to depletion which include assets under construction and capitalized exploration and evaluation costs.

As at December 31, 2017	Chapada	El Peñón	Canadian Malartic (i)	Jacobina	Minera Florida	Gualca-mayo (ii)	Corporate and other (iii)	Total excluding Brio Gold	Brio Gold	Total
Property, plant and equipment	$720.4	$753.0	$1,265.1	$741.9	$430.7	$—	$2,841.9	$6,753.0	$506.7	$7,259.7
Goodwill and intangibles	$—	$5.4	$403.7	$—	$—	$—	$40.4	$449.5	$—	$449.5
Non-current assets	$732.9	$768.6	$1,685.5	$762.6	$432.1	$—	$2,998.2	$7,379.9	$520.0	$7,899.9
Total assets	$798.2	$828.4	$1,869.6	$783.3	$458.0	$232.5	$3,214.5	$8,184.5	$578.8	$8,763.3
Total liabilities	$318.0	$221.5	$436.4	$162.0	$147.8	$82.6	$2,826.8	$4,195.1	$120.9	$4,316.0

As at December 31, 2016	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Gualca-mayo	Corporate and other (iii)	Total excluding Brio Gold	Brio Gold	Total
Property, plant and equipment	$635.9	$764.4	$1,380.6	$737.7	$409.0	$411.9	$2,747.2	$7,086.7	$479.6	$7,566.3
Goodwill and intangibles	$—	$6.8	$427.7	$—	$—	$1.4	$45.1	$481.0	$—	$481.0
Non-current assets	$643.9	$775.2	$1,867.2	$751.8	$415.1	$412.9	$2,884.9	$7,751.0	$498.3	$8,249.3
Total assets	$723.1	$828.0	$1,925.2	$779.5	$444.9	$534.9	$3,013.7	$8,249.3	$552.4	$8,801.7
Total liabilities	$190.9	$200.5	$476.2	$157.5	$134.1	$150.4	$2,783.6	$4,093.2	$128.5	$4,221.7

(i)
As at December 31, 2017, certain of the Company's jointly owned exploration properties of the Canadian Malartic Corporation were classified as assets held for sale and presented separately in the consolidated balance sheet at December 31, 2017 as current assets. Refer to Note 6: Acquisition and Disposition of Mineral Interests and Corporate Transactions to the Company's Consolidated Financial Statements.

(ii)
As at December 31, 2017, Gualcamayo was reclassified as a disposal group held for sale and all assets and liabilities of Gualcamayo are presented separately in the consolidated balance sheet at December 31, 2017 as current assets and current liabilities respectively. Refer to Note 6: Acquisition and Disposition of Mineral Interests and Corporate Transactions to the Company's Consolidated Financial Statements.

(iii)	"Corporate and other" includes Agua Rica ($1.1 billion) (2016 - $1.1 billion), other advanced stage development projects, exploration properties and corporate entities.

(b)	Information about Profit and Loss

For the year ended December 31, 2017	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Gualca-mayo	Corporate and other	Total excluding Brio Gold	Brio Gold	Total
Revenue (ii) (iii)	$425.4	$274.0	$403.1	$170.8	$123.1	$188.6	$—	$1,585.0	$218.8	$1,803.8
Cost of sales excluding depletion, depreciation and amortization	(215.3)	(165.2)	(186.0)	(98.6)	(79.5)	(143.8)	—	(888.4)	(154.0)	(1,042.4)
Gross margin excluding depletion, depreciation and amortization	$210.1	$108.8	$217.1	$72.2	$43.6	$44.8	$—	$696.6	$64.8	$761.4
Depletion, depreciation and amortization	(38.1)	(70.2)	(129.4)	(44.8)	(40.5)	(53.7)	(7.6)	(384.3)	(42.5)	(426.8)
Impairment of mining properties	—	—	—	—	—	(256.9)	—	(256.9)	—	(256.9)
Segment income/(loss)	$172.0	$38.6	$87.7	$27.4	$3.1	$(265.8)	$(7.6)	$55.4	$22.3	$77.7
Other expenses (i)										(395.7)
Loss before taxes										$(318.0)
Income tax recovery										113.9
Loss from continuing operations										$(204.1)
Loss from discontinued operation										—
Net loss										$(204.1)

For the year ended December 31, 2016	Chapada	El Peñón	Canadian Malartic	Jacobina	Minera Florida	Gualca-mayo	Corporate and other	Total excluding Brio Gold	Brio Gold	Total
Revenue (ii) (iii)	$317.0	$380.8	$366.8	$145.5	$135.5	$205.9	$—	$1,551.5	$236.2	$1,787.7
Cost of sales excluding depletion, depreciation and amortization	(201.5)	(204.1)	(179.0)	(86.8)	(79.2)	(136.0)	—	(886.6)	(142.4)	(1,029.0)
Gross margin excluding depletion, depreciation and amortization	$115.5	$176.7	$187.8	$58.7	$56.3	$69.9	$—	$664.9	$93.8	$758.7
Depletion, depreciation and amortization	(45.9)	(105.7)	(121.3)	(39.9)	(33.7)	(39.6)	(9.1)	(395.2)	(67.1)	(462.3)
Impairment of mining properties	—	(600.5)	—	—	—	—	—	(600.5)	(110.8)	(711.3)
Segment income/(loss)	$69.6	$(529.5)	$66.5	$18.8	$22.6	$30.3	$(9.1)	$(330.8)	$(84.1)	$(414.9)
Other expenses (i)										(200.8)
Loss before taxes										$(615.7)
Income tax recovery										324.9
Loss from continuing operations										$(290.8)
Loss from discontinued operation										(17.5)
Net loss										$(308.3)

(i)
Other expenses are comprised of general and administrative expense of $113.6 million (2016 - $100.2 million), exploration and evaluation expense of $21.2 (2016 - $14.9 million), net finance expense of $137.7 million (2016 - $142.2 million), other operating expenses of $23.6 (2016 - $39.7 million) and expenses related to impairment of non-operating mineral properties of $99.6 million (2016 - reversal of $96.2 million). Refer to Note 11: Impairment and Reversal of Impairment to the Company's Consolidated Financial Statements for additional details including the amount corresponding to each reportable segment.

(ii)	Gross revenues are derived from sales of gold of $1,433.9 million (2016 - $1,473.5 million) and silver of $86.1 million (2016 - $112.7 million) and copper of $283.8 million (2016 - $201.5 million).

(iii)
Intersegment sales are eliminated in the above information reported to the Company’s CODM. For the year ended December 31, 2017, intersegment purchases included $1,803.8 million of gold, silver and copper purchased by the Company’s corporate office from the Company’s producing mines (2016 - $1,787.7 million) and revenue related to the sale of these metals to third parties was $1,803.8 million (2016 - $1,787.7 million).

Capital expenditures	Chapada	El Peñón	Canadian Malartic	Gualca-mayo	Minera Florida	Jacobina	Corporate and other (i)	Total excluding Brio Gold	Brio Gold	Total
For the year ended December 31, 2017	$46.7	$56.3	$89.4	$23.6	$52.6	$45.1	$209.6	$523.3	$84.2	$607.5
For the year ended December 31, 2016	$82.6	$88.4	$60.7	$21.8	$45.3	$46.1	$83.3	$428.2	$67.2	$495.4

(i)	Balance includes $179.7 million for construction of Cerro Moro (2016 - $63.9 million).

(c)	Information about Geographical Areas

Revenue is attributed to regions based on the source location of the product sold.

As at December 31,	2017	2016
Canada	$403.1	$366.8
Chile	397.1	516.3
Brazil	815.0	698.8
Argentina	188.6	205.8
Total revenue	$1,803.8	$1,787.7

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2017	2016
Canada	$1,782.5	$2,118.7
Chile	1,716.2	1,529.1
Brazil	2,082.9	1,902.7
Argentina	2,207.6	2,549.1
United States	36.9	33.0
Total non-current assets	$7,826.1	$8,132.6

(d)	Information about Major Customers

The Company sells its gold, silver and copper through the corporate office to major metal exchange markets or directly to major Canadian financial institutions and to smelters. Given the nature of the Company's product, there are always willing market participants ready to purchase the Company's products at the prevailing market prices.
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2017	2016
Customer (i)
1	$384.5	$422.3
2	267.1	232.5
3	—	297.5
4	262.7	278.6
5	229.9	—
Total sales to customers exceeding 10% of annual metal sales	$1,144.2	$1,230.9
Percentage of total metal sales	63.4%	68.9%

(i)	A balance is only included for a customer in each year where total sales to that customer exceeded 10% of annual metal sales in the period.